Covid-19 Pandemic	12 Months Ended
Dec. 31, 2022
Disclosure of Nature and Extent of Risks Arising from Unusual Risk and Uncertainty By Nature [Abstract]
Covid-19 Pandemic

40. Covid-19 Pandemic

Stevanato Group has been in the vaccine business for decades, serving as a partner for the distribution of a variety of vaccines worldwide. In 2020, the global COVID-19 pandemic caused both governments and private organizations to implement numerous measures to contain the spread of the virus. The Group experienced both positive and negative impacts from the pandemic.

The Group believes that it is likely that the unfavorable impacts from COVID-19 on production and operational capabilities will continue to abate in fiscal year 2023. The unfavorable impacts included: (i) a temporary decrease in the sales of certain non-COVID-19 products as traditional healthcare procedures were postponed (ii) labor absenteeism; (iii) disruptions to production lines; and (iv) delays in, and increased costs of raw materials, logistics, and other input costs. However, COVID-19 also provided an uplift to the Group's business with an acceleration of revenue from the sale of syringes and vials for vaccination programs globally. Stevanato Group has been supplying: (i) glass vials and syringes to approximately 90% of currently marketed vaccine programs, according to our estimates based on public information (WHO, EMA, FDA); and (ii) plastic diagnostic consumables for the detection and diagnosis of COVID-19.

Currently, the Group expects revenue from COVID-related products and services will continue to decrease in fiscal year 2023 compared to fiscal year 2022. The Group still expects to benefit from sales related to COVID-19 products and services, but to a lesser extent, as governments worldwide continue to support and promote COVID-19 vaccine programs. Longer-term, there remains uncertainty around the magnitude of demand for COVID-19 related products, however we currently expect demand for products related to COVID-19 will decrease and become part of our vaccine business as COVID-19 moves into endemic stage.